GS Mortgage-Backed Securities Trust 2021-PJ7 ABS-15G

Exhibit 99.3 Schedule 4

Data Comparison
Run Date - XX/XX/XXXX

Recovco Loan ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXXXXX	XXXXXXX	XXXXXXXX	Original Appraised Value	$XXX	$XXX	($80,334.00)	-8.48%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Original Appraised Value	$XXX	$XXX	($58,889.00)	-6.13%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Original Appraised Value	$XXX	$XXX	($3,334.00)	-0.34%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Original Appraised Value	$XXX	$XXX	($99,999.00)	-10.00%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Original CLTV Ratio Percent	XXX%	XXX%	5.56%	5.56%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Original CLTV Ratio Percent	XXX%	XXX%	4.86%	4.86%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Original CLTV Ratio Percent	XXX%	XXX%	0.21%	0.21%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Original CLTV Ratio Percent	XXX%	XXX%	6.544%	6.54%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Original Standard LTV (OLTV)	XXX%	XXX%	5.56%	5.56%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Original Standard LTV (OLTV)	XXX%	XXX%	4.86%	4.86%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Original Standard LTV (OLTV)	XXX%	XXX%	0.21%	0.21%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Original Standard LTV (OLTV)	XXX%	XXX%	6.544%	6.54%		Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Subject Property Type	2 Family	Single Family			Subject is a 2 Family unit.	Initial